Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill
Goodwill

Note 7. Goodwill

Total goodwill in our Consolidated Balance Sheets was $1,196,024 and $1,197,044 as of December 31, 2016 and December 31, 2015, respectively.

Changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2015 as allocated to each of our Healthcare and Global Retail and Other segments was as follows:

	December 31, 2016		December 31, 2015
		Global Retail		Global Retail
	Healthcare	and Other	Healthcare	and Other
Beginning balance	$1,147,771	$49,273	$1,147,396	$49,957
Purchase price adjustments	—	—	979	—
Foreign currency translation and other	—	(1,020)	(604)	(684)
Ending balance	$1,147,771	$48,253	$1,147,771	$49,273

There was no impairment related to goodwill for any period presented.